Label	Element	Value
The Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Bond Fund – Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek total return through current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no sales charge imposed on purchases of shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
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Security Types:
  Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in debt securities. In seeking current income and capital appreciation, the Fund invests in a diversified portfolio of primarily investment-grade corporate debt obligations and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including mortgage-backed and asset-backed securities, as well as municipal bonds. The Fund will provide shareholders with at least 60 days notice before changing its 80% investment policy. The Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities.

•
Credit Quality:
Sixty-five percent of debt securities at the time of purchase by the Fund will be rated investment grade (AAA, AA, A, BBB or an equivalent rating) by one of the major credit rating agencies (S&P Global Ratings, Moody’s and Fitch) that has assigned a rating to the security or, if unrated, deemed to be investment-grade quality by the Adviser. In addition, the Fund may invest up to 10% of its total assets in high yield (non-investment grade) securities known as junk bonds and up to 35% of its total assets in obligations rated BBB or Baa by one of the major credit rating agencies.

•
Maturity Distribution:
The Fund’s average effective duration will be within 30% of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”), although the Fund has no restriction on the maximum or minimum duration of any individual security it holds. For example, if the duration of the Index were 5.0 years, the Fund’s assets would have a duration of between 3.5 years and 6.5 years. As of December 31, 2020, the duration of the Fund was 5.96 years, while the duration of the Index was 6.22 years. Duration is a measure of a fund’s sensitivity to interest rates. For example, a fund with a duration of 2 years would lose 2% of its value if interest rates rose by 1%, or it would gain 2% if interest rates declined by 1%. A fund with a duration of 4 years would be twice as volatile as a fund with a duration of 2 years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Interest Rate Risk:
  Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. Changing interest rates may have unpredictable effects on the markets and on the Fund’s investments. Recent and any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Income Risk:
  The Fund’s ability to distribute income to shareholders depends on the yield available from the Fund’s investments. The Fund’s portfolio income may decline because of falling market interest rates.
Credit Risk:
  Credit risk is the risk that an issuer or guarantor of a fixed-income security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer’s ability or willingness to make such payments. This may impair the Fund’s liquidity or cause a deterioration in the Fund’s net asset value. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights.
Mortgage-Backed and Asset-Backed Risk:
  Mortgage-backed securities, especially collateralized mortgage-backed securities, and asset-backed securities may be subject to risks that include price volatility, liquidity, enhanced sensitivity to interest rates, and greater risk of default during periods of economic downturn than other securities. As a result, these securities may be more difficult to value and liquidate, if necessary. To the extent the Fund invests in mortgage-backed securities that may be prepaid at the option of the obligor, sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise.
Call Risk:
  An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) earlier than expected. Under these circumstances, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower yielding securities, securities with greater credit risks or securities with other, less favorable features.
Extension Risk:
  An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and the Fund will also suffer from the inability to invest in higher-yielding securities.
Prepayment Risk:
  An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) earlier than expected. Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of the securities.
Maturity Risk:
  The Fund will not necessarily hold its securities to maturity, which could result in loss of principal.
Cybersecurity Risk:
Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
High Yield Risk:
  High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.
Investment Risk:
  The value of your investment in this Fund may fluctuate, which means that you could lose money.
Issuer Risk:
  The value of a security owned by the Fund may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
Large Shareholder Purchase and Redemption Risk:
  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Liquidity Risk:
  The Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at an advantageous time or price.
Management Risk:
  A strategy used by the Adviser could fail to produce the intended results.
Market Risk:
  Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment.
Municipal Bond Risk:
  Municipal securities prices can be significantly affected by political or public health changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. In addition, economic conditions at the state, regional and federal level may adversely affect the municipal bond market and an issuer’s ability to repay the obligation. Municipal lease obligations and certificates of participation are subject to the added risk that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
U.S. Government Securities Risk:
  The U.S. Government may not provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so. Although many U.S. Government securities purchased by the Fund may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and therefore are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
Please see “More Information on Investment Objectives, Securities, Investment Practices and Risks” for a more detailed description of the investment practices of the Fund and the risks associated with those practices.
As with any mutual fund, it is possible to lose money on an investment in the Fund.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s shares from year to year; and (b) how the average annual total returns of the Fund’s shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, please visit the Fund’s website at www.commercefunds.com or by calling 1-800-995-6365.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s shares from year to year; and (b) how the average annual total returns of the Fund’s shares compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-995-6365
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.commercefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 Each Year TOTAL RETURN CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter* Q2 ’20 Worst Quarter* Q2 ‘13 5.56% –2.05% * Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods endedDecember 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Index figures do not reflect any deduction for fees, taxes or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
The Bond Fund | Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) Imposed on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (load) Imposed on Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.36%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%	[1]
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	196
5 Years	rr_ExpenseExampleYear05	342
10 Years	rr_ExpenseExampleYear10	$ 766
2011	rr_AnnualReturn2011	6.80%
2012	rr_AnnualReturn2012	7.24%
2013	rr_AnnualReturn2013	(0.56%)
2014	rr_AnnualReturn2014	5.86%
2015	rr_AnnualReturn2015	0.11%
2016	rr_AnnualReturn2016	3.97%
2017	rr_AnnualReturn2017	4.54%
2018	rr_AnnualReturn2018	(0.59%)
2019	rr_AnnualReturn2019	8.96%
2020	rr_AnnualReturn2020	7.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.05%)
1 Year	rr_AverageAnnualReturnYear01	7.12%
5 Years	rr_AverageAnnualReturnYear05	4.75%
10 Years	rr_AverageAnnualReturnYear10	4.29%
The Bond Fund | Returns After Taxes on Distributions | Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.93%
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	2.79%
The Bond Fund | Returns After Taxes on Distributions and Sale of Shares | Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.19%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	2.65%
The Bond Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.44%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.84%	[2]

[1]	Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses, during the current fiscal year to 0.80% of the Fund’s average daily net assets through March 1, 2022. After this date, the Adviser or the Fund may terminate the contractual arrangement.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.